Commitments and Contingencies - Additional Information - Redeemable Non-Controlling Interest (Detail) - Teekay Offshore [Member] - USD ($) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2015	Dec. 31, 2010	Dec. 31, 2014
Redeemable Noncontrolling Interest [Line Items]
Ownership percentage		37.00%		27.30%
Series C Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Public offering made by Partnership	10.4
Preferred units dividend rate	8.60%
Net proceeds from public offering	$ 249.8
Preferred stock conversion basis		At any time after the 18 month anniversary of the closing date, at the election of each holder, the Series C Preferred Units may be converted on a one-for-one basis into common units of Teekay Offshore.
TOTAL EQUITY Non-controlling Interests [Member]
Redeemable Noncontrolling Interest [Line Items]
Value of shuttle tanker contributed by unrelated party in exchange of equity interest in subsidiary			$ 35.0
Ownership percentage			67.00%
Partnership owns percentage in joint venture			33.00%